Compensation of key management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Salaries and short-term employee benefits	$ 7,408	$ 8,480
Share-based payments	13,793	14,692
Key management personnel compensation	$ 21,201	$ 23,172